General administrative expenses and other net operating income (expenses) - Details of other operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 562,935	₩ 758,347	₩ 602,115
Gain related to derivatives (Designated for hedging)	61,271	67,395	126,651
Gain on fair value hedged items	106,253	9,646	231
Others	172,044	63,702	45,706
Total	₩ 902,503	₩ 899,090	₩ 774,703